CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total USD ($)	Common Shares	Equity Units	Amount USD ($)	Contributed Surplus USD ($)	Stock Options USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income USD ($)
Balance at Dec. 31, 2011				$ 244,023,265	$ 5,171,603	$ 17,143,278	$ (292,183,986)	$ 41,742
Balance (in shares) at Dec. 31, 2011		59,043,972	500,236
Net loss							(10,025,101)
Other comprehensive income								169,941
Stock option compensation						2,682,742
Fair value of options exercised				63,137		(63,137)
Common shares issued for:
Convertible notes restructure				37,185,877
Convertible notes restructure (in shares)		12,412,501
Option exercises				81,925
Option exercises (in shares)		52,500
Services				2,128,575
Services (in shares)		702,500
Balance at Dec. 31, 2012	6,419,861			283,482,779	5,171,603	19,762,883	(302,209,087)	211,683
Balance (in shares) at Dec. 31, 2012		72,211,473	500,236
Net loss							(3,207,097)
Other comprehensive loss								(79,450)
Other comprehensive income	(79,450)
Stock option compensation						135,246
Fair value of options exercised				73,417		(73,417)
Common shares issued for:
Option exercises				103,519
Option exercises (in shares)		285,240
Balance at Mar. 31, 2013	$ 3,372,079			$ 283,659,715	$ 5,171,603	$ 19,824,712	$ (305,416,184)	$ 132,233
Balance (in shares) at Mar. 31, 2013		72,496,713	500,236